Property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 1,685	$ 1,701
Accumulated amortization	1,137	961
Net book value	548	740
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	625	625
Accumulated amortization	625	598
Net book value	0	27
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	97	96
Accumulated amortization	48	30
Net book value	49	66
Software [Member]
Property, Plant and Equipment [Line Items]
Cost	161	152
Accumulated amortization	85	57
Net book value	76	95
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	216	240
Accumulated amortization	177	149
Net book value	39	91
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	399	399
Accumulated amortization	107	70
Net book value	292	329
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	187	189
Accumulated amortization	95	57
Net book value	$ 92	$ 132